Note 11 - Income Taxes: Schedule of Effective Income Tax Rate Reconciliation (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Effective Income Tax Rate Reconciliation

	2013	2012
Income tax benefit at U. S. federal statutory rates:	$(763,180)	$(511,264)
Stock-based compensation	273,565	9,027
Derivative liability	1,531	3,180
Change in valuation allowance	488,084	499,057
	$-	$-